Share-based compensation - Summary of Stock Option Activity (Detail) - Share options - 2010 Plan - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of share options
Outstanding at beginning of period	10,000	16,500	389,815
Vested and expected to vest		10,000	16,500	389,693
Exercisable		10,000	16,500	389,190
Expired	(10,000)	(6,500)	(373,315)
Outstanding at end of period		10,000	16,500	389,815
Weighted average exercise price (USD)
Outstanding at beginning of period	$ 3.97	$ 3.97	$ 3.90
Vested and expected to vest		3.97	3.97	$ 3.90
Exercisable		3.97	3.97	3.90
Expired	$ 3.97	3.97	3.89
Outstanding at end of period		3.97	3.97	3.90
Weighted average grant-date fair value (USD)
Vested and expected to vest		1.01	1.56	0.95
Exercisable		$ 1.01	$ 1.56	$ 0.95
Share option activity - additional disclosures
Weighted-average remaining contractual life, vested and expected to vest	0 years	1 year 1 month 28 days	1 year 4 months 13 days	1 year 7 months 20 days
Weighted-average remaining contractual life, exercisable	0 years	1 year 1 month 28 days	1 year 4 months 13 days	1 year 7 months 20 days
Weighted-average remaining contractual life, outstanding	0 years	1 year 1 month 28 days	1 year 4 months 13 days	1 year 7 months 20 days
Aggregate intrinsic value, vested and expected to vest	$ 0	$ 0	$ 0	$ 0
Aggregate intrinsic value, exercisable	0	0	0	0
Aggregate intrinsic value, outstanding	$ 0	$ 0	$ 0	$ 0